Other operating expenses - Other operating expenses (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Royalty non-income tax (a)	$ 9,238	$ 0	$ 10,780
Optimization and prefeasibility/feasibility studies (b)	8,905	5,929	8,429
Exploration expenses	4,973	170	217
Tax contingencies	1,078	1,903	704
Other expenses	18	508	1,208
Excess of salary limit in workers profit sharing (c)	0	0	17,146
Other operating expense	$ 24,212	$ 8,510	$ 38,484